Management's Liquidity Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Management's Liquidity Plans (Textual)
Working capital	$ 8,430,652
Stockholders' equity	8,697,974	$ 9,812,079	$ 1,069,604
Net loss	$ (6,074,999)	$ (3,878,210)